Net (Loss) Income per Unit	7 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Earnings Per Share [Abstract]
Net (Loss) Income per Unit
Note O—Net Loss per Unit
The numerators and denominators of the basic and diluted net loss per Unit are computed as follows (in thousands, except unit and per unit data):

Successor
Basic and diluted net loss per unit	Period from May 22, 2020 to December 31, 2020
Numerator:
Net loss	$(7,838)
Denominator:
Weighted average Units outstanding—basic and diluted	100
Basic and diluted net loss per Unit	$(78)
There were no potentially issuable Units or other dilutive securities in the Successor 2020 Period.

Note M – Net (Loss) Income per Unit
The numerators and denominators of the basic and diluted net (loss) income per Unit are computed as follows (in thousands, except unit and per unit data):

	Successor
Basic and diluted net (loss) income per Unit	Three months ended September 30, 2021	Three months ended September 30, 2020	Nine months ended September 30, 2021	Period from May 22, 2020 through September 30, 2020
Numerator:
Net (loss) income:	$(3,146)	$73	$(8,758)	$(855)
Denominator:
Weighted average Units outstanding – basic and diluted	100	100	100	100
Basic and diluted net (loss) income per Unit	$(31.46)	$0.73	$(87.58)	$(8.55)
There were no potentially issuable Units or other dilutive securities for the nine months ended September 30, 2021.